EARNINGS PER SHARE (Details) - shares		12 Months Ended
	Aug. 03, 2023	Dec. 31, 2025	Dec. 31, 2024
EARNINGS PER SHARE
Earnout shares issued to related party		1,350,000	1,350,000
ExcelFin Public Warrants
EARNINGS PER SHARE
Anti-dilutive securities excluded from computation of diluted net loss per ordinary share		11,500,000	11,500,000
Betters Medical NewCo, LLC
EARNINGS PER SHARE
shares issued not vested	8,823,529		8,823,529